QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	COMMUNICATION SERVICES — 6.1%
678	Activision Blizzard, Inc.	$61,698
243	Alphabet, Inc. - Class A*	444,048
580	Electronic Arts, Inc.	83,056
1,133	Facebook, Inc. - Class A*	292,688
362	Match Group, Inc.*	50,629
205	Netflix, Inc.*	109,140
153	Roku, Inc.*	59,522
4,766	Sirius XM Holdings, Inc.	29,835
1,268	Snap, Inc. - Class A*	67,128
138	Spotify Technology S.A.*	43,470
249	Take-Two Interactive Software, Inc.*	49,912
1,262	Twitter, Inc.*	63,769
931	Yandex N.V. - Class A*	58,318
416	Zillow Group, Inc. - Class A*	57,708
6,633	Zynga, Inc. - Class A*	65,733
		1,536,654
	CONSUMER DISCRETIONARY — 6.6%
179	Amazon.com, Inc.*	573,910
318	Autoliv, Inc.	28,210
623	BorgWarner, Inc.	26,160
914	Chegg, Inc.*	87,068
94	Deckers Outdoor Corp.*	27,446
884	eBay, Inc.	49,955
368	Etsy, Inc.*	73,265
239	Ferrari N.V.	49,755
146	Five Below, Inc.*	25,657
422	Garmin Ltd.	48,471
886	Gentex Corp.	29,282
487	Grubhub, Inc.*	36,656
314	Hasbro, Inc.	29,459
109	Lululemon Athletica, Inc.*	35,826
50	MercadoLibre, Inc.*	88,975
650	NIKE, Inc. - Class B	86,834
277	Ross Stores, Inc.	30,827
341	Tesla, Inc.*	270,594
127	Wayfair, Inc. - Class A*	34,585
288	Yum! Brands, Inc.	29,229
		1,662,164
	CONSUMER STAPLES — 2.4%
24	Boston Beer Co., Inc. - Class A*	22,005
314	Church & Dwight Co., Inc.	26,511

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
162	Clorox Co.	$33,933
546	Colgate-Palmolive Co.	42,588
196	Costco Wholesale Corp.	69,076
210	Estee Lauder Cos., Inc. - Class A	49,697
198	Hershey Co.	28,797
268	Kimberly-Clark Corp.	35,403
569	PepsiCo, Inc.	77,708
731	Philip Morris International, Inc.	58,224
924	Procter & Gamble Co.	118,466
436	Sysco Corp.	31,178
		593,586
	FINANCIALS — 0.5%
106	FactSet Research Systems, Inc.	32,048
131	Morningstar, Inc.	30,115
86	MSCI, Inc.	33,996
501	SEI Investments Co.	26,478
		122,637
	HEALTH CARE — 23.7%
853	Abbott Laboratories	105,422
1,011	AbbVie, Inc.	103,607
239	ABIOMED, Inc.*	83,232
1,585	ACADIA Pharmaceuticals, Inc.*	76,159
540	Acceleron Pharma, Inc.*	62,386
394	Agilent Technologies, Inc.	47,347
364	Alexion Pharmaceuticals, Inc.*	55,812
124	Align Technology, Inc.*	65,147
527	Alnylam Pharmaceuticals, Inc.*	79,303
82	Amedisys, Inc.*	23,559
365	Amgen, Inc.	88,122
2,192	Arrowhead Pharmaceuticals, Inc.*	169,157
626	Baxter International, Inc.	48,096
184	Becton, Dickinson and Co.	48,169
216	Biogen, Inc.*	61,044
1,106	BioMarin Pharmaceutical, Inc.*	91,555
60	Bio-Rad Laboratories, Inc. - Class A*	34,426
132	Bio-Techne Corp.	42,888
1,415	Boston Scientific Corp.*	50,148
1,556	Bristol Myers Squibb Co.	95,585
928	Bruker Corp.	53,722
567	Cerner Corp.	45,422
47	Chemed Corp.	24,341

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
79	Cooper Cos., Inc.	$28,759
282	CRISPR Therapeutics A.G.*	46,727
345	Danaher Corp.	82,055
353	Denali Therapeutics, Inc.*	24,181
460	Dentsply Sirona, Inc.	24,605
391	DexCom, Inc.*	146,566
1,043	Edwards Lifesciences Corp.*	86,131
619	Eli Lilly and Co.	128,733
503	Exact Sciences Corp.*	68,991
1,028	Fate Therapeutics, Inc.*	93,168
1,018	Gilead Sciences, Inc.	66,781
200	Guardant Health, Inc.*	31,100
500	Hologic, Inc.*	39,865
600	Horizon Therapeutics Plc*	43,488
94	Humana, Inc.	36,012
124	ICON PLC*	25,272
133	IDEXX Laboratories, Inc.*	63,664
235	Illumina, Inc.*	100,213
1,195	Incyte Corp.*	107,251
399	Insulet Corp.*	106,605
95	Intuitive Surgical, Inc.*	71,026
1,636	Ionis Pharmaceuticals, Inc.*	98,275
1,145	Iovance Biotherapeutics, Inc.*	50,197
190	iRhythm Technologies, Inc.*	32,000
214	Jazz Pharmaceuticals PLC*	33,277
1,061	Johnson & Johnson	173,081
219	Masimo Corp.*	56,046
638	Medtronic PLC	71,029
1,382	Merck & Co., Inc.	106,511
47	Mettler-Toledo International, Inc.*	54,901
398	Mirati Therapeutics, Inc.*	81,721
319	Moderna, Inc.*	55,238
127	Molina Healthcare, Inc.*	27,128
798	Natera, Inc.*	85,099
1,257	Neurocrine Biosciences, Inc.*	137,956
1,419	Novavax, Inc.*	313,514
512	Novocure Ltd.*	82,412
244	PerkinElmer, Inc.	35,885
2,504	Pfizer, Inc.	89,894
656	QIAGEN N.V.*	35,522
268	Quidel Corp.*	67,260
134	Regeneron Pharmaceuticals, Inc.*	67,515

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
174	Repligen Corp.*	$34,800
238	ResMed, Inc.	47,974
395	Sarepta Therapeutics, Inc.*	35,313
932	Seagen, Inc.*	153,100
147	STERIS PLC	27,505
258	Stryker Corp.	57,021
208	Teladoc Health, Inc.*	54,877
80	Teleflex, Inc.	30,210
175	Thermo Fisher Scientific, Inc.	89,197
902	Ultragenyx Pharmaceutical, Inc.*	125,008
266	United Therapeutics Corp.*	43,576
280	Varian Medical Systems, Inc.*	49,160
399	Veeva Systems, Inc. - Class A*	110,300
686	Vertex Pharmaceuticals, Inc.*	157,149
176	Waters Corp.*	46,582
132	West Pharmaceutical Services, Inc.	39,533
205	Zimmer Biomet Holdings, Inc.	31,502
408	Zoetis, Inc.	62,934
		5,926,044
	INDUSTRIALS — 9.8%
371	3M Co.	65,170
253	AGCO Corp.	28,058
305	Allegion plc	32,638
291	AMETEK, Inc.	32,959
847	Axon Enterprise, Inc.*	139,043
3,673	Ballard Power Systems, Inc.*	125,506
340	Boeing Co.	66,025
253	C.H. Robinson Worldwide, Inc.	21,647
989	CAE, Inc.	22,302
158	Carlisle Cos., Inc.	22,899
344	Caterpillar, Inc.	62,897
92	Cintas Corp.	29,267
249	Copart, Inc.*	27,328
62	CoStar Group, Inc.*	55,782
176	Cummins, Inc.	41,258
192	Deere & Co.	55,450
697	Donaldson Co., Inc.	41,430
218	Dover Corp.	25,395
310	Eaton Corp. PLC	36,487
500	Emerson Electric Co.	39,675
280	Expeditors International of Washington, Inc.	25,066
639	Fastenal Co.	29,132

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
451	Fortive Corp.	$29,802
148	Generac Holdings, Inc.*	36,470
230	General Dynamics Corp.	33,736
604	Graco, Inc.	41,640
290	HEICO Corp.	34,145
385	Honeywell International, Inc.	75,217
150	Hubbell, Inc.	23,340
469	Icahn Enterprises LP	26,198
159	IDEX Corp.	29,604
229	Illinois Tool Works, Inc.	44,474
241	L3Harris Technologies, Inc.	41,334
141	Lennox International, Inc.	38,844
257	Lincoln Electric Holdings, Inc.	29,426
152	Lockheed Martin Corp.	48,917
146	Nordson Corp.	26,133
146	Northrop Grumman Corp.	41,845
368	PACCAR, Inc.	33,569
132	Parker-Hannifin Corp.	34,928
435	Pentair PLC	23,690
1,893	Plug Power, Inc.*	119,581
846	Raytheon Technologies Corp.	56,454
348	Ritchie Bros Auctioneers, Inc.	20,501
368	Robert Half International, Inc.	24,840
236	Rockwell Automation, Inc.	58,653
743	Rollins, Inc.	26,763
92	Roper Technologies, Inc.	36,148
502	Sensata Technologies Holding PLC*	27,359
115	Teledyne Technologies, Inc.*	41,056
579	Textron, Inc.	26,205
434	Toro Co.	40,904
237	Trane Technologies PLC	33,974
57	TransDigm Group, Inc.*	31,537
366	Trex Co., Inc.*	33,588
162	Verisk Analytics, Inc.	29,727
67	W.W. Grainger, Inc.	24,414
345	Westinghouse Air Brake Technologies Corp.	25,602
291	Woodward, Inc.	32,577
370	Xylem, Inc.	35,738
		2,444,347
	INFORMATION TECHNOLOGY — 49.4%
9	Accenture PLC - Class A	2,177
423	Adobe, Inc.*	194,060

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,695	Advanced Micro Devices, Inc.*	$316,440
24	Akamai Technologies, Inc.*	2,665
136	Alteryx, Inc. - Class A*	17,143
34	Amdocs Ltd.	2,401
20	Amphenol Corp. - Class A	2,498
18	Analog Devices, Inc.	2,652
34	Anaplan, Inc.*	2,268
322	ANSYS, Inc.*	114,107
305	Appian Corp.*	66,630
5,749	Apple, Inc.	758,638
1,513	Applied Materials, Inc.	146,277
554	Arista Networks, Inc.*	170,388
26	Arrow Electronics, Inc.*	2,538
1,501	Aspen Technology, Inc.*	200,984
726	Atlassian Corp. PLC - Class A*	167,800
835	Autodesk, Inc.*	231,654
15	Automatic Data Processing, Inc.	2,477
16	Avalara, Inc.*	2,400
19	Blackline, Inc.*	2,463
34	Booz Allen Hamilton Holding Corp.	2,896
288	Broadcom, Inc.	129,744
24	Broadridge Financial Solutions, Inc.	3,391
2,422	Cadence Design Systems, Inc.*	315,805
31	Ceridian HCM Holding, Inc.*	2,880
37	CGI, Inc.*	2,962
165	Check Point Software Technologies Ltd.*	21,077
2,826	Ciena Corp.*	150,880
2,725	Cisco Systems, Inc.	121,481
580	Citrix Systems, Inc.	77,320
1,257	Cognex Corp.	103,237
30	Cognizant Technology Solutions Corp. - Class A	2,339
70	Corning, Inc.	2,511
123	Coupa Software, Inc.*	38,114
24	Cree, Inc.*	2,426
11	Crowdstrike Holdings, Inc. - Class A*	2,374
10	DocuSign, Inc.*	2,329
26	Dolby Laboratories, Inc. - Class A	2,289
111	Dropbox, Inc. - Class A*	2,512
18	Elastic N.V.*	2,735
872	Enphase Energy, Inc.*	159,009
26	Entegris, Inc.	2,558
10	EPAM Systems, Inc.*	3,444

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
23	Euronet Worldwide, Inc.*	$2,874
727	F5 Networks, Inc.*	142,456
225	Fair Isaac Corp.*	101,275
33	Fastly, Inc. - Class A*	3,609
18	Fidelity National Information Services, Inc.	2,222
31	First Solar, Inc.*	3,074
22	Fiserv, Inc.*	2,259
1,089	Five9, Inc.*	181,046
8	FleetCor Technologies, Inc.*	1,942
180	Flex Ltd.*	3,175
1,267	Fortinet, Inc.*	183,398
22	Gartner, Inc.*	3,342
70	Genpact Ltd.	2,680
11	Global Payments, Inc.	1,942
11	Globant S.A.*	2,112
30	GoDaddy, Inc. - Class A*	2,357
1,173	Guidewire Software, Inc.*	134,590
260	Hewlett Packard Enterprise Co.	3,208
101	HP, Inc.	2,458
367	HubSpot, Inc.*	136,597
32	II-VI, Inc.*	2,690
1,497	Inphi Corp.*	252,409
2,931	Intel Corp.	162,700
20	International Business Machines Corp.	2,382
672	Intuit, Inc.	242,747
10	IPG Photonics Corp.*	2,234
16	Jack Henry & Associates, Inc.	2,317
110	Juniper Networks, Inc.	2,686
768	Keysight Technologies, Inc.*	108,741
450	KLA Corp.	126,032
277	Lam Research Corp.	134,054
29	Leidos Holdings, Inc.	3,076
26	Logitech International S.A.	2,728
26	Lumentum Holdings, Inc.*	2,439
2,918	Marvell Technology Group Ltd.	150,160
330	Mastercard, Inc. - Class A	104,376
1,614	Maxim Integrated Products, Inc.	141,564
19	Microchip Technology, Inc.	2,586
32	Micron Technology, Inc.*	2,505
2,692	Microsoft Corp.	624,436
17	MKS Instruments, Inc.	2,687
6	MongoDB, Inc.*	2,218

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
548	Monolithic Power Systems, Inc.	$194,699
601	Motorola Solutions, Inc.	100,698
1,828	NetApp, Inc.	121,452
120	NortonLifeLock, Inc.	2,528
56	Nuance Communications, Inc.*	2,550
634	NVIDIA Corp.	329,420
16	NXP Semiconductors N.V.	2,568
9	Okta, Inc.*	2,331
76	ON Semiconductor Corp.*	2,621
54	Open Text Corp.	2,419
1,309	Oracle Corp.	79,103
56	Pagseguro Digital Ltd. - Class A*	2,741
405	Palo Alto Networks, Inc.*	142,054
27	Paychex, Inc.	2,358
43	Paycom Software, Inc.*	16,329
11	Paylocity Holding Corp.*	2,062
482	PayPal Holdings, Inc.*	112,937
1,638	Pegasystems, Inc.	208,763
1,301	Proofpoint, Inc.*	167,933
772	PTC, Inc.*	102,607
1,043	Q2 Holdings, Inc.*	133,494
16	Qorvo, Inc.*	2,734
1,607	QUALCOMM, Inc.	251,142
679	RealPage, Inc.*	58,781
802	RingCentral, Inc. - Class A*	299,082
631	salesforce.com, Inc.*	142,328
41	Seagate Technology PLC	2,711
508	ServiceNow, Inc.*	275,925
156	Shopify, Inc. - Class A*	171,380
639	Skyworks Solutions, Inc.	108,151
83	Slack Technologies, Inc. - Class A*	3,500
35	Smartsheet, Inc. - Class A*	2,441
7	SolarEdge Technologies, Inc.*	2,018
1,570	Splunk, Inc.*	259,097
591	Square, Inc. - Class A*	127,632
602	Synopsys, Inc.*	153,781
21	TE Connectivity Ltd.	2,528
1,009	Teradyne, Inc.	114,501
1,034	Texas Instruments, Inc.	171,323
3	Trade Desk, Inc. - Class A*	2,298
36	Trimble, Inc.*	2,373
316	Twilio, Inc. - Class A*	113,580

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
56	Tyler Technologies, Inc.*	$23,676
586	Ubiquiti, Inc.	180,482
505	Universal Display Corp.	116,564
11	VeriSign, Inc.*	2,135
681	Visa, Inc. - Class A	131,603
993	VMware, Inc. - Class A*	136,885
45	Western Digital Corp.	2,539
128	Western Union Co.	2,851
20	WEX, Inc.*	3,772
1,861	Wix.com Ltd.*	459,760
1,561	Workday, Inc. - Class A*	355,174
1,392	Xilinx, Inc.	181,753
6	Zebra Technologies Corp. - Class A*	2,327
1,223	Zendesk, Inc.*	176,406
7	Zoom Video Communications, Inc. - Class A*	2,605
11	Zscaler, Inc.*	2,197
		12,337,058
	MATERIALS — 1.4%
147	Air Products and Chemicals, Inc.	39,214
236	AptarGroup, Inc.	31,381
181	Avery Dennison Corp.	27,308
811	Axalta Coating Systems Ltd.*	21,889
196	Celanese Corp.	23,941
189	Ecolab, Inc.	38,652
268	FMC Corp.	29,022
320	International Flavors & Fragrances, Inc.	35,962
230	PPG Industries, Inc.	30,983
286	RPM International, Inc.	23,586
124	Scotts Miracle-Gro Co.	27,455
616	Sealed Air Corp.	26,038
		355,431
	TOTAL COMMON STOCKS
	(Cost $23,929,164)	24,977,921
	SHORT-TERM INVESTMENTS — 0.1%
21,856	Invesco Government & Agency Portfolio - Institutional Class, 0.03%#	21,856
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,856)	21,856

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Concluded

January 31, 2021 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 100.0%
	(Cost $23,951,020)	$24,999,777
	Other Liabilities in Excess of Assets — (0.0)%	(8,934)
	TOTAL NET ASSETS — 100.0%	$24,990,843

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.